Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Cross Currency Swap Agreements
The following table reflects information relating to the cross-currency swaps as at December 31, 2017.

		Floating Rate Receivable
Principal Amount NOK	Principal Amount $	Reference Rate	Margin	Fixed Rate Payable	Fair Value/ Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (Years)
900,000	150,000	NIBOR	4.35%	6.43%	(41,664)	0.7
1,000,000	134,000	NIBOR	3.70%	5.92%	(12,553)	2.4
1,200,000	146,500	NIBOR	6.00%	7.72%	3,758	3.8
					(50,459)

Interest Rate Swap Agreements
At December 31, 2017, the terms of the interest rate swaps underlying the interest rate swaption were as follows:

	Interest Rate Index	Principal Amount $		Option Exercise Date	Fair Value/ Carrying Amount of Asset (Liability)	Remaining Term (Years)	Interest Rate
Interest rate swaption - Call Option	LIBOR	160,000	(i)	January 31, 2018	Nominal	8.0	3.1%
Interest rate swaption - Put Option	LIBOR	160,000	(i)	January 31, 2018	(2)	8.0	2.0%

(i)	Amortizing every three months from $160.0 million in January 2018 to $82.5 million in January 2026.
As at December 31, 2017, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value/ Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (i)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps	LIBOR	60,000	(2,314)	1.1	4.9%
U.S. Dollar-denominated interest rate swaps(ii)	LIBOR	143,750	(22,837)	11.0	5.2%
U.S. Dollar-denominated interest rate swaps(ii)	LIBOR	42,845	(720)	3.6	2.8%
U.S. Dollar-denominated interest rate swaps(iii)	LIBOR	160,000	(9,360)	0.3	3.5%
U.S. Dollar-denominated interest rate swaps(iv)	LIBOR	171,933	(9,023)	2.8	3.3%
U.S. Dollar-denominated interest rate swaps(iv)	LIBOR	99,667	123	1.0	1.7%
U.S. Dollar-denominated interest rate swaps(iv)	LIBOR	195,008	260	9.0	2.3%
EURIBOR-Based Debt:
Euro-denominated interest rate swaps(v)	EURIBOR	232,957	(29,235)	3.0	3.1%
			(73,106)

(i)	Excludes the margins the Partnership pays on its floating-rate term loans, which, at December 31, 2017, ranged from 0.30% to 3.25%.

(ii)	Principal amount reduces semi-annually.

(iii)
These interest rate swaps are being used to economically hedge expected interest payments on future debt that is planned to be outstanding from 2018 to 2024. These interest rate swaps are subject to mandatory early termination in 2018, whereby the swaps will be settled based on their fair value at that time.

(iv)	Principal amount reduces quarterly.

(v)	Principal amount reduces monthly to 70.1 million Euros ($84.2 million) by the maturity dates of the swap agreements.

Location and Fair Value Amounts of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

	Advances to affiliates	Current portion of derivative assets	Derivative assets	Accrued liabilities	Current portion of derivative liabilities	Derivative liabilities
As at December 31, 2017
Interest rate swap agreements	—	108	1,130	(4,101)	(34,614)	(35,629)
Interest rate swaption agreements	—	—	—	—	(2)	—
Cross-currency swap agreements	—	—	5,042	(810)	(44,523)	(10,168)
Toledo Spirit time-charter derivative	678	970	—	—	—	—
	678	1,078	6,172	(4,910)	(79,139)	(45,797)
As at December 31, 2016
Interest rate swap agreements	—	—	1,080	(5,514)	(22,432)	(59,735)
Interest rate swaption agreements	—	31	3,252	—	(1,525)	(2,705)
Cross-currency swap agreements	—	—	—	(1,090)	(32,843)	(65,853)
Toledo Spirit time-charter derivative	1,274	500	360	—	—	—
	1,274	531	4,692	(6,604)	(56,800)	(128,293)

Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments
The effect of the gain (loss) on these derivatives on the Partnership’s consolidated statements of income is as follows:

	Year Ended December 31,
	2017			2016			2015
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Interest rate swap agreements	(18,825)	12,393	(6,432)	(25,940)	15,627	(10,313)	(28,968)	14,768	(14,200)
Interest rate swaption agreements	—	945	945	—	(164)	(164)	—	(783)	(783)
Interest rate swaption agreements termination	(610)	—	(610)	—	—	—	—	—	—
Toledo Spirit time-charter derivative	678	110	788	(654)	3,970	3,316	(3,429)	(1,610)	(5,039)
	(18,757)	13,448	(5,309)	(26,594)	19,433	(7,161)	(32,397)	12,375	(20,022)
The effect of the gain (loss) on these derivatives on the Partnership's consolidated statements of income is as follows:

	Year Ended December 31,
	2017			2016			2015
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Cross-currency swap agreements	(9,344)	49,047	39,703	(9,063)	28,905	19,842	(7,640)	(57,759)	(65,399)
Cross-currency swap agreements termination	(25,733)	—	(25,733)	(17,711)	—	(17,711)	—	—	—
	(35,077)	49,047	13,970	(26,774)	28,905	2,131	(7,640)	(57,759)	(65,399)

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)
The following table excludes any interest rate swap agreements designated and qualifying as cash flow hedges in the Partnership’s equity-accounted joint ventures.

Year Ended December 31, 2017				Year Ended December 31, 2016
Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $		Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $
429	(427)	(740)	Interest expense	590	—	—	Interest expense
429	(427)	(740)		590	—	—

(i)	Effective portion of designated and qualifying cash flow hedges recognized in other comprehensive income (loss).

(ii)	Effective portion of designated and qualifying cash flow hedges recorded in accumulated other comprehensive income (or AOCI) during the term of the hedging relationship and reclassified to earnings.

(iii)	Ineffective portion of designated and qualifying cash flow hedges.